Shareholders' Equity	12 Months Ended
Mar. 31, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

12. SHAREHOLDERS’ EQUITY

On September 6, 2023, the Company announced the closing of its IPO of 2,000,000 ordinary shares, US$0.0001 par value per share at an offering price of US$4.00 per share for a total of US$8,000,000 in gross proceeds. The Company raised total net proceeds of US$7,065,000, which was reflected in the consolidated statements of cash flows, after deducting underwriting discounts and commissions and outstanding offering expenses. During the process of IPO, the Company incurred an aggregate of approximately US$720,000 for underwriting discounts and commissions and US$967,000 for total offering expenses as of March 31, 2024. At the date of closing of IPO, the underwriting discounts and commissions and total offering expenses of approximately US$1,687,000 were offset against the gross proceeds of US$8,000,000 resulted in net amount of approximately US$6,313,000 which was recognized in additional paid-in capital of the Company.

Share-based payments

The Company has adopted an Equity Incentive Plan on November 6, 2023, pursuant to which the Company is authorized to grant equity awards in the form of incentive share options, nonstatutory share options, restricted shares, restricted share units and share appreciation rights to employees, directors, and consultants of the Company or any affiliates of the Company.

On November 7, 2023, the Company approved to grant equity awards of 1,500,000 shares to employees of SJFZ for their past efforts in services, which were vested immediately upon grant. On the same day, the Company issued 1,500,000 ordinary shares to the employees. The shares were valued at US$3,810,000, which was based on the value of the Company’s ordinary shares at the grant date. The total outstanding restricted shares at March 31, 2024 is 1,500,000. During the year ended March 31, 2024, the total expenses related to share-based compensation amounted to US$3,810,000. All outstanding awards are settleable with ordinary shares and not cash.